Shipbuilding Contracts (Detail) $ in Millions		1 Months Ended
	Feb. 15, 2016 USD ($)	Apr. 30, 2013 vessel contract DWT	Mar. 31, 2016 USD ($)	Nov. 30, 2014 USD ($)	Nov. 30, 2013 vessel
Property, Plant and Equipment [Line Items]
Number of special purpose subsidiaries		4
STX [Member]
Property, Plant and Equipment [Line Items]
Weight capacity in dead-weight tonne | DWT		113,000.000
Number of shipbuilding contracts | contract		4
Litigation settlement amount | $	$ 32.4
Orders to Construct Newbuildings [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		4
Additional Order Option Maximum [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Number of vessels		12
Option To Order Exercised [Member] | STX [Member]
Property, Plant and Equipment [Line Items]
Number of vessels					8
Cash and Cash Equivalents [Domain] | STX [Member]
Property, Plant and Equipment [Line Items]
Amount of escrow account placed | $			$ 0.6	$ 0.6